CONSOLIDATED
SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

		Principal Amount	Value
Asset-Backed Security—0.7%
Madison Park Funding XI Ltd. , Series 2013-11A, Cl. DR,
5.184% [US0003M+325], 7/23/29[1,2] (Cost $244,425)		$250,000	$243,517

Foreign Government Obligations—1.0%
Argentine Republic, 6.875% Sr. Unsec. Nts. , 1/26/27		300,000	122,354
Ukraine, 7.75% Sr. Unsec. Nts. , 9/1/20[1]		205,000	210,971
Total Foreign Government Obligations (Cost $383,221)			333,325

Corporate Loans—1.0%
Aleris International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.452% [LIBOR12+475], 2/27/23[3,4]		44,438	44,512
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.452% [LIBOR4+275],
12/23/24[3,4]		89,772	89,232
Claire's Stores, Inc. , Sr. Sec. Credit Facilities Term Loan,
9.188% [LIBOR4+725], 10/12/38[3,4,5]		6,419	11,554
Dun & Bradstreet Corp. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.804% [LIBOR12+500], 2/6/26[3,4]		65,000	65,427
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.032% [LIBOR4+400], 12/30/99[3,4]		2,456	2,475
KIK Custom Products, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.702% [LIBOR12+400], 5/15/23[3,4]		50,000	48,316
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 9.354% [LIBOR4+725], 10/17/22[3,4]		138,002	31,947
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.77% [LIBOR12+425], 3/11/22[3,4]		33,292	32,488
Total Corporate Loans (Cost $420,767)			325,951

Corporate Bonds and Notes—92.3%
Consumer Discretionary—17.3%
Auto Components—0.6%
Capitol Investment Merger Sub 2 LLC, 10.00% Sec. Nts.,
8/1/24[1]		135,000	135,056
Dana, Inc. , 5.375% Sr. Unsec. Nts. , 11/15/27		50,000	50,760
			185,816

Automobiles—0.6%
JB Poindexter & Co. , Inc. , 7.125% Sr. Unsec. Nts. , 4/15/26[1]		185,000	193,482

Distributors—0.5%
Core & Main Holdings LP, 9.375% PIK Rate, 8.625% Cash
Rate, 8.625% Sr. Unsec. Nts. , 9/15/24[1,6]		165,000	170,844

Entertainment—1.3%
AMC Entertainment Holdings, Inc. , 6.125% Sr. Sub. Nts.,
5/15/27		185,000	166,967
Netflix, Inc. , 3.625% Sr. Unsec. Nts. , 5/15/27	EUR	125,000	146,595

1 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Entertainment (Continued)
WMG Acquisition Corp. , 3.625% Sr. Sec. Nts. , 10/15/26[1]	EUR	100,000	$116,355
			429,917

Hotels, Restaurants & Leisure—4.4%
Boyd Gaming Corp. , 6.375% Sr. Unsec. Nts. , 4/1/26		160,000	171,172
CEC Entertainment, Inc. , 8.00% Sr. Unsec. Nts. , 2/15/22		40,000	38,912
Downstream Development Authority of the Quapaw Tribe of
Oklahoma, 10.50% Sr. Sec. Nts. , 2/15/23[1]		90,000	94,537
ESH Hospitality, Inc. , 4.625% Sr. Unsec. Nts. , 10/1/27[1]		140,000	141,025
Melco Resorts Finance Ltd. , 5.625% Sr. Unsec. Nts. , 7/17/27[1]		235,000	243,978
MGM Resorts International:
6.00% Sr. Unsec. Nts. , 3/15/23		125,000	137,812
7.75% Sr. Unsec. Nts. , 3/15/22		115,000	129,231
Penn National Gaming, Inc. , 5.625% Sr. Unsec. Nts. , 1/15/27[1]		215,000	223,675
Scientific Games International, Inc.:
6.625% Sr. Sub. Nts. , 5/15/21		65,000	66,082
8.25% Sr. Unsec. Nts. , 3/15/26[1]		65,000	70,491
Yum! Brands, Inc.:
3.875% Sr. Unsec. Nts. , 11/1/23		70,000	72,479
4.75% Sr. Unsec. Nts. , 1/15/30[1]		60,000	62,252
			1,451,646

Household Durables—1.4%
Beazer Homes USA, Inc. , 6.75% Sr. Unsec. Nts. , 3/15/25		70,000	72,654
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC,
7.50% Sr. Sec. Nts. , 5/1/25[1]		175,000	140,510
Mattamy Group Corp. , 5.25% Sr. Unsec. Nts. , 12/15/27[1,7]		52,000	53,090
Taylor Morrison Communities, Inc. , 5.875% Sr. Unsec. Nts.,
6/15/27[1]		130,000	141,027
William Lyon Homes, Inc. , 5.875% Sr. Unsec. Nts. , 1/31/25		49,000	50,490
			457,771

Media—6.7%
Affinion Group, Inc. , 14% PIK Rate, 12.5% Cash Rate,
12.50% Sr. Unsec. Nts. , 11/10/22[1,6]		54,312	32,044
Altice Financing SA, 7.50% Sr. Sec. Nts. , 5/15/26[1]		265,000	282,550
Cablevision Systems Corp. , 5.875% Sr. Unsec. Nts. , 9/15/22		135,000	145,799
CCO Holdings LLC/CCO Holdings Capital Corp. , 5.75% Sr.
Unsec. Nts. , 2/15/26[1]		175,000	185,243
Clear Channel Communications, Inc. , 9.00% Sr. Nts.,
12/15/19[5,8,9]		115,000	0
Clear Channel Worldwide Holdings, Inc. , 9.25% Sr. Sub. Nts.,
2/15/24[1]		135,000	149,047
CSC Holdings LLC, 6.50% Sr. Unsec. Nts. , 2/1/29[1]		225,000	251,389
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts. , 8/15/26[1]		110,000	111,856
6.625% Sr. Unsec. Nts. , 8/15/27[1]		135,000	131,927
DISH DBS Corp. :
5.875% Sr. Unsec. Nts. , 11/15/24		40,000	40,050

2 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

		Principal Amount	Value
Media (Continued)
DISH DBS Corp. : (Continued)
7.75% Sr. Unsec. Nts. , 7/1/26		$220,000	$228,385
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27		64,671	70,642
IPD 3 BV, 4.50% [EUR003M+450] Sr. Sec. Nts. , 7/15/22[1,2]	EUR	170,000	188,334
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26		110,000	117,235
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts.,
3/1/28[1]		70,000	74,690
Ziggo Bond Co. BV, 5.875% Sr. Unsec. Nts. , 1/15/25[1]		200,000	206,583
			2,215,774

Multiline Retail—0.5%
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[1]		170,000	163,629

Specialty Retail—1.3%
Hillman Group, Inc. (The), 6.375% Sr. Unsec. Nts. , 7/15/22[1]		70,000	64,597
Lithia Motors, Inc. , 5.25% Sr. Unsec. Nts. , 8/1/25[1]		135,000	139,781
PetSmart, Inc.:
5.875% Sr. Sec. Nts. , 6/1/25[1]		111,000	109,057
8.875% Sr. Unsec. Nts. , 6/1/25[1]		140,000	124,600
			438,035

Consumer Staples—4.3%
Beverages—0.9%
Darling Global Finance BV, 3.625% Sr. Unsec. Nts. , 5/15/26[1]	EUR	170,000	198,292
Sunshine Mid BV, 6.50% Sr. Sec. Nts. , 5/15/26[1]	EUR	100,000	116,154
			314,446

Food & Staples Retailing—0.7%
Albertsons Cos LLC/Safeway, Inc. /New Albertsons LP/
Albertson's LLC, 5.875% Sr. Unsec. Nts. , 2/15/28[1]		80,000	83,886
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/
Albertson's LLC, 6.625% Sr. Unsec. Nts. , 6/15/24		145,000	152,469
			236,355

Food Products—1.8%
JBS USA LUX SA/JBS USA Food Co. /JBS USA Finance, Inc. ,
5.50% Sr. Unsec. Nts. , 1/15/30[1]		130,000	138,983
Pilgrim's Pride Corp. , 5.875% Sr. Unsec. Nts. , 9/30/27[1]		140,000	151,525
Post Holdings, Inc.:
5.00% Sr. Unsec. Nts. , 8/15/26[1]		115,000	121,015
5.625% Sr. Unsec. Nts. , 1/15/28[1]		101,000	108,052
Simmons Foods, Inc. , 7.75% Sr. Sec. Nts. , 1/15/24[1]		65,000	70,064
			589,639

Household Products—0.7%
Energizer Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 6/15/25[1]		70,000	72,712
Spectrum Brands, Inc. , 5.75% Sr. Unsec. Nts. , 7/15/25		140,000	146,954
			219,666

3 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Personal Products—0.2%
Edgewell Personal Care Co. , 4.70% Sr. Unsec. Nts. , 5/24/22	$65,000	$66,949

Energy—10.7%
Energy Equipment & Services—1.6%
ADES International Holding plc, 8.625% Sr. Sec. Nts.,
4/24/24[1]	350,000	363,563
Basic Energy Services, Inc. , 10.75% Sr. Sec. Nts. , 10/15/23[1]	25,000	18,000
Diamond Offshore Drilling, Inc. , 4.875% Sr. Unsec. Nts.,
11/1/43	25,000	12,836
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[1]	70,000	61,687
Noble Holding International Ltd. , 7.75% Sr. Unsec. Nts.,
1/15/24	45,000	23,081
SESI LLC, 7.75% Sr. Unsec. Nts. , 9/15/24	50,000	28,729
Transocean, Inc. , 7.50% Sr. Unsec. Nts. , 4/15/31	20,000	13,378
		521,274

Oil, Gas & Consumable Fuels—9.1%
Antero Midstream Partners LP/Antero Midstream Finance
Corp. , 5.375% Sr. Unsec. Nts. , 9/15/24	155,000	132,912
Ascent Resources Utica Holdings LLC/ARU Finance Corp. ,
10.00% Sr. Unsec. Nts. , 4/1/22[1]	88,000	84,699
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts. , 6/15/26[1]	60,000	24,376
California Resources Corp. , 8.00% Sec. Nts. , 12/15/22[1]	32,000	8,080
Calumet Specialty Products Partners LP/Calumet Finance
Corp. , 7.625% Sr. Unsec. Nts. , 1/15/22	200,000	198,562
Centennial Resource Production LLC, 6.875% Sr. Unsec. Nts.,
4/1/27[1]	80,000	78,195
Comstock Resources, Inc. , 9.75% Sr. Unsec. Nts. , 8/15/26	15,000	12,411
Cosan Luxembourg SA, 7.00% Sr. Unsec. Nts. , 1/20/27[1]	200,000	217,570
Denbury Resources, Inc.:
9.00% Sec. Nts. , 5/15/21[1]	35,000	30,791
9.25% Sec. Nts. , 3/31/22[1]	60,000	49,819
Energy Transfer Operating LP, 5.875% Sr. Unsec. Nts. , 1/15/24	140,000	154,271
EP Energy LLC/Everest Acquisition Finance, Inc. , 8.00% Sr.
Sec. Nts. , 11/29/24[1]	135,000	53,044
Golden Nugget, Inc. , 8.75% Sr. Sub. Nts. , 10/1/25[1]	95,000	100,937
Gulfport Energy Corp. , 6.375% Sr. Unsec. Nts. , 5/15/25	135,000	88,144
HighPoint Operating Corp. , 8.75% Sr. Unsec. Nts. , 6/15/25	16,000	14,000
Murray Energy Corp. , 3% PIK Rate, 9% Cash Rate, 12.00%
Sec. Nts. , 4/15/24[1,6]	130,760	340
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625% Sr.
Unsec. Nts. , 11/8/26[1]	200,000	198,336
Oasis Petroleum, Inc. , 6.875% Sr. Unsec. Nts. , 3/15/22	55,000	51,528
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[1]	195,000	209,005
Petrobras Global Finance BV:
7.25% Sr. Unsec. Nts. , 3/17/44	85,000	101,442
8.375% Sr. Unsec. Nts. , 5/23/21	370,000	403,485
Petroleos Mexicanos, 6.84% Sr. Unsec. Nts. , 1/23/30[1]	129,000	135,164

4 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Puma International Financing SA, 5.00% Sr. Unsec. Nts.,
1/24/26[1]		$200,000	$190,998
QEP Resources, Inc. , 5.625% Sr. Unsec. Nts. , 3/1/26		65,000	59,148
Range Resources Corp. , 5.875% Sr. Unsec. Nts. , 7/1/22		110,000	106,184
SM Energy Co. , 6.625% Sr. Unsec. Nts. , 1/15/27		45,000	41,055
Southwestern Energy Co. , 7.75% Sr. Unsec. Nts. , 10/1/27		40,000	34,851
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. , 5.875% Sr. Unsec. Nts. , 4/15/26		125,000	131,759
Whiting Petroleum Corp. :
6.25% Sr. Unsec. Nts. , 4/1/23		65,000	45,337
6.625% Sr. Unsec. Nts. , 1/15/26		80,000	45,802
			3,002,245

Financials—16.8%
Capital Markets—2.1%
LPL Holdings, Inc. , 5.75% Sr. Unsec. Nts. , 9/15/25[1]		100,000	105,920
RegionalCare Hospital Partners Holdings, Inc. , 8.25% Sr. Sec.
Nts. , 5/1/23[1]		140,000	148,838
UBS Group AG:
5.75% [EUSA5+528.7] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	200,000	240,842
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[1,2,10]		200,000	211,740
			707,340

Commercial Banks—7.5%
Australia & New Zealand Banking Group Ltd. (United
Kingdom), 6.75% [USISDA05+516.8] Jr. Sub. Perpetual
Bonds[1,2,10]		40,000	45,384
Banco Comercial Portugues SA, 9.25% [EUSA5+941.4] Jr.
Sub. Perpetual Bonds[1,2,10]	EUR	200,000	244,875
Banco do Brasil SA/Cayman, 5.875% Sub. Nts. , 1/26/22[1]		260,000	273,520
Banco Mercantil del Norte SA (Grand Cayman), 7.50%
[H15T10Y+547] Jr. Sub. Perpetual Bonds[1,2,10]		160,000	168,400
Barclays Bank plc, 7.625% Sub. Nts. , 11/21/22		245,000	274,943
BBVA Bancomer SA, 6.75% Sub. Nts. , 9/30/22[1]		245,000	265,580
Citigroup, Inc. , 5.95% [US0003M+406.8] Jr. Sub. Perpetual
Bonds, Series D2,10		65,000	68,964
Ibercaja Banco SA, 5.00% [EUSA5+455.1] Sub. Nts.,
7/28/25[1,2]	EUR	200,000	226,427
ING Groep NV, 6.875% [USSW5+512.4] Jr. Sub. Perpetual
Bonds[1,2,10]		200,000	213,000
Itau Unibanco Holding SA/Cayman Island, 5.65% Sub. Nts.,
3/19/22[1]		255,000	268,148
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub.
Perpetual Bonds[1,2,10]		200,000	211,980
Standard Chartered PLC, 7.50% [USSW5+630.1] Jr. Sub.
Perpetual Bonds[1,2,10]		200,000	214,937
			2,476,158

5 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Consumer Finance—0.3%
Ally Financial, Inc. , 4.125% Sr. Unsec. Nts. , 3/30/20		$110,000	$110,764
Diversified Financial Services—3.3%
Caixa Geral de Depositos SA, 10.75% [EUSA5+1092.5] Jr.
Sub. Perpetual Bonds[1,2,10]	EUR	200,000	259,634
Cardtronics, Inc. /Cardtronics USA, Inc. , 5.50% Sr. Unsec. Nts.,
5/1/25[1]		220,000	228,225
eG Global Finance PLC, 4.375% Sr. Sec. Nts. , 2/7/25[1]	EUR	190,000	208,034
Greenko Mauritius Ltd. , 6.25% Sr. Unsec. Nts. , 2/21/23[1]		250,000	256,296
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. ,
6.75% Sr. Unsec. Nts. , 6/1/25[1]		140,000	144,548
			1,096,737

Real Estate Investment Trusts (REITs)—1.8%
Colony Financial, Inc. , 5.00% Cv. Sr. Unsec. Nts. , 4/15/23		85,000	84,035
Equinix, Inc. , 2.875% Sr. Unsec. Nts. , 10/1/25	EUR	200,000	227,302
Iron Mountain Canada Operations ULC, 5.375% Sr. Unsec.
Nts. , 9/15/23[1]	CAD	360,000	278,926
			590,263

Real Estate Management & Development—1.8%
Agile Group Holdings Ltd. , 9.00% Sr. Sec. Nts. , 5/21/20[1]		150,000	153,282
ATF Netherlands BV, 3.75% [EUSA5+437.5] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	100,000	115,876
Times China Holdings Ltd. , 7.85% Sr. Sec. Nts. , 6/4/21[1]		300,000	308,700
			577,858

Health Care—5.4%
Health Care Providers & Services—3.7%
CHS/Community Health Systems, Inc. , 8.00% Sr. Sec. Nts.,
3/15/26[1]		85,000	85,053
Envision Healthcare Corp. , 8.75% Sr. Unsec. Nts. , 10/15/26[1]		90,000	36,932
HCA, Inc.:
5.50% Sr. Sec. Nts. , 6/15/47		65,000	75,278
5.875% Sr. Unsec. Nts. , 2/15/26		65,000	73,533
7.50% Sr. Unsec. Nts. , 2/15/22		250,000	277,498
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts.,
6/1/24[1]		185,000	168,348
Omnicare, Inc. , 4.75% Sr. Unsec. Nts. , 12/1/22		30,000	31,871
Polaris Intermediate Corp. , 9.25% PIK Rate, 8.50% Cash
Rate, 8.50% Sr. Unsec. Nts. , 12/1/22[1,6]		75,000	62,418
Surgery Center Holdings, Inc. , 10.00% Sr. Unsec. Nts.,
4/15/27[1]		100,000	105,285
Tenet Healthcare Corp. , 8.125% Sr. Unsec. Nts. , 4/1/22		265,000	290,175
			1,206,391

Pharmaceuticals—1.7%
Bausch Health Americas, Inc. , 8.50% Sr. Unsec. Nts. , 1/31/27[1]		115,000	130,528

6 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

		Principal Amount	Value
Pharmaceuticals (Continued)
Bausch Health Cos. , Inc.:
5.875% Sr. Unsec. Nts. , 5/15/23[1]		$46,000	$46,690
9.00% Sr. Unsec. Nts. , 12/15/25[1]		60,000	67,950
HLF Financing Sarl LLC/Herbalife International, Inc. , 7.25% Sr.
Unsec. Nts. , 8/15/26[1]		70,000	73,237
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[1]		70,000	66,327
Teva Pharmaceutical Finance Netherlands II BV, 6.00% Sr.
Unsec. Nts. , 1/31/25[1]	EUR	100,000	115,179
Teva Pharmaceutical Finance Netherlands III BV, 4.10% Sr.
Unsec. Nts. , 10/1/46		100,000	73,010
			572,921

Industrials—14.0%
Aerospace & Defense—2.1%
BBA US Holdings, Inc. , 5.375% Sr. Unsec. Nts. , 5/1/26[1]		120,000	126,456
Bombardier, Inc.:
5.75% Sr. Unsec. Nts. , 3/15/22[1]		70,000	71,574
7.875% Sr. Unsec. Nts. , 4/15/27[1]		140,000	141,188
8.75% Sr. Unsec. Nts. , 12/1/21[1]		165,000	178,984
Triumph Group, Inc. , 7.75% Sr. Unsec. Nts. , 8/15/25		170,000	177,296
			695,498

Airlines—0.6%
Air Canada, 7.75% Sr. Unsec. Nts. , 4/15/21[1]		180,000	192,222

Building Products—0.2%
Advanced Drainage Systems, Inc. , 5.00% Sr. Unsec. Nts.,
9/30/27[1]		17,000	17,473
William Lyon Homes, Inc. , 6.00% Sr. Unsec. Nts. , 9/1/23		45,000	47,044
			64,517

Commercial Services & Supplies—1.7%
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[1]		100,000	102,982
Core & Main LP, 6.125% Sr. Unsec. Nts. , 8/15/25[1]		125,000	128,124
GFL Environmental, Inc. , 5.625% Sr. Unsec. Nts. , 5/1/22[1]		130,000	131,340
Intrum AB, 2.75%, 7/15/22[1]	EUR	90,000	100,666
Murphy Oil USA, Inc. , 4.75% Sr. Unsec. Nts. , 9/15/29		84,000	88,891
			552,003

Construction & Engineering—0.4%
Drax Finco PLC, 4.25% Sr. Sec. Nts. , 5/1/22[1]	GBP	105,000	138,602

Industrial Conglomerates—1.0%
Turkiye Sise ve Cam Fabrikalari AS, 6.95% Sr. Unsec. Nts.,
3/14/26[1]		300,000	315,600

Machinery—3.8%
Cleaver-Brooks, Inc. , 7.875% Sr. Sec. Nts. , 3/1/23[1]		150,000	143,874

7 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Machinery (Continued)
Colfax Corp.:
3.25% Sr. Unsec. Nts. , 5/15/25[1]	EUR	170,000	$192,663
6.00% Sr. Unsec. Nts. , 2/15/24[1]		65,000	69,062
EnPro Industries, Inc. , 5.75% Sr. Unsec. Nts. , 10/15/26		145,000	154,113
IHS Netherlands Holdco BV, 8.00% Sr. Unsec. Nts. , 9/18/27[1]		200,000	213,000
Meritor, Inc. , 6.25% Sr. Unsec. Nts. , 2/15/24		165,000	170,431
Mueller Industries, Inc. , 6.00% Sub. Nts. , 3/1/27		165,000	170,585
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23		185,000	153,627
			1,267,355

Road & Rail—1.1%
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts.,
7/31/23[1]		130,000	127,129
Loxam SAS, 5.75% Sr. Sub. Nts. , 7/15/27[1]	EUR	215,000	241,056
			368,185

Trading Companies & Distributors—3.1%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub.
Nts. , 6/15/45[1,2]		200,000	220,020
BMC East LLC, 5.50% Sr. Sec. Nts. , 10/1/24[1]		145,000	151,041
Fly Leasing Ltd. , 5.25% Sr. Unsec. Nts. , 10/15/24		245,000	253,370
Herc Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/27[1]		130,000	136,341
United Rentals North America, Inc. , 6.50% Sr. Unsec. Nts.,
12/15/26		240,000	262,543
			1,023,315

Information Technology—2.1%
Communications Equipment—0.7%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts.,
6/15/25[1]		115,000	111,262
Hughes Satellite Systems Corp. , 7.625% Sr. Unsec. Nts.,
6/15/21		125,000	134,344
			245,606

Electronic Equipment, Instruments, & Components—0.6%
Itron, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/26[1]		145,000	150,387
MTS Systems Corp. , 5.75% Sr. Unsec. Nts. , 8/15/27[1]		50,000	52,268
			202,655

Technology Hardware, Storage & Peripherals—0.8%
Everi Payments, Inc. , 7.50% Sr. Unsec. Nts. , 12/15/25[1]		70,000	74,054
Western Digital Corp. , 4.75% Sr. Unsec. Nts. , 2/15/26		170,000	175,419
			249,473

Materials—12.5%
Chemicals—2.1%
Braskem Idesa SAPI, 7.45% Sr. Sec. Nts. , 11/15/29[1,7]		200,000	203,850
OCI NV, 6.625% Sr. Sec. Nts. , 4/15/23[1]		200,000	209,200
PQ Corp. , 6.75% Sr. Sec. Nts. , 11/15/22[1]		80,000	82,899

8 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

		Principal Amount	Value
Chemicals (Continued)
Unigel Luxembourg SA, 8.75% Sr. Unsec. Nts. , 10/1/26[1]		$200,000	$203,025
			698,974

Construction Materials—0.4%
Maxeda DIY Holding BV, 6.125% Sr. Sec. Nts. , 7/15/22[1]	EUR	130,000	138,410

Containers & Packaging—3.0%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. ,
6.00% Sr. Unsec. Nts. , 2/15/25[1]		265,000	278,912
Cascades, Inc. /Cascades USA, Inc. , 5.125% Sr. Unsec. Nts.,
1/15/26[1]		243,000	246,037
OI European Group BV, 4.00% Sr. Unsec. Nts. , 3/15/23[1]		240,000	240,100
Trivium Packaging Finance BV, 5.50% Sr. Sec. Nts. , 8/15/26[1]		220,000	231,416
			996,465

Metals & Mining—5.6%
Alcoa Nederland Holding BV, 6.125% Sr. Unsec. Nts.,
5/15/28[1]		215,000	232,162
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 4/17/26[1]		300,000	308,062
First Quantum Minerals Ltd. , 7.25% Sr. Unsec. Nts. , 4/1/23[1]		200,000	203,000
Freeport-McMoRan, Inc. , 5.40% Sr. Unsec. Nts. , 11/14/34		70,000	69,637
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[1]		125,000	125,624
Koks OAO Via Koks Finance DAC, 7.50% Sr. Unsec. Nts.,
5/4/22[1]		220,000	224,478
Metinvest BV, 7.75% Sr. Unsec. Nts. , 10/17/29[1]		320,000	315,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[1]		155,000	140,661
Vedanta Resources Ltd. , 8.25% Sr. Unsec. Nts. , 6/7/21[1]		200,000	207,180
			1,825,854

Paper & Forest Products—1.4%
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[1]		70,000	73,174
Schweitzer-Mauduit International, Inc. , 6.875% Sr. Unsec.
Nts. , 10/1/26[1]		150,000	161,677
Suzano Austria GmbH, 5.75% Sr. Unsec. Nts. , 7/14/26[1]		200,000	222,570
			457,421

Telecommunication Services—7.2%
Diversified Telecommunication Services—3.7%
Altice France SA, 7.375% Sr. Sec. Nts. , 5/1/26[1]		75,000	80,252
CenturyLink, Inc. , Series Y, 7.50% Sr. Unsec. Nts. , 4/1/24		190,000	214,225
CommScope, Inc. , 5.50% Sr. Sec. Nts. , 3/1/24[1]		80,000	83,299
Frontier Communications Corp. , 10.50% Sr. Unsec. Nts.,
9/15/22		257,000	121,834
HTA Group Ltd. , 9.125% Sr. Unsec. Nts. , 3/8/22[1]		120,000	124,153
iHeartCommunications, Inc. , 5.25% Sr. Sec. Nts. , 8/15/27[1]		125,000	128,747
Oi SA, 4% PIK Rate and 8% Cash Rate, or 10% Cash Rate,
10.00% Sr. Unsec. Nts. , 7/27/25[6]		200,000	184,583

9 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Diversified Telecommunication Services (Continued)
Telecom Italia Capital SA:
7.20% Sr. Unsec. Nts. , 7/18/36		$50,000	$58,658
7.721% Sr. Unsec. Nts. , 6/4/38		55,000	67,621
Tendam Brands SAU, 5.25% [EUR003M+525] Sr. Sec. Nts.,
9/15/24[1,2]	EUR	140,000	155,293
			1,218,665

Wireless Telecommunication Services—3.5%
Intelsat Jackson Holdings SA:
8.50% Sr. Unsec. Nts. , 10/15/24[1]		155,000	127,875
9.75% Sr. Unsec. Nts. , 7/15/25[1]		70,000	58,975
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts. , 6/1/21		75,000	54,169
SoftBank Group Corp. :
4.00% Sr. Unsec. Nts. , 4/20/23[1]	EUR	180,000	212,054
5.00% Sr. Unsec. Nts. , 4/15/28[1]	EUR	100,000	121,854
Sprint Capital Corp.:
6.875% Sr. Unsec. Nts. , 11/15/28		45,000	48,096
8.75% Sr. Unsec. Nts. , 3/15/32		15,000	17,925
Sprint Corp. , 7.625% Sr. Unsec. Nts. , 2/15/25		145,000	159,181
T-Mobile USA, Inc. , 6.375% Sr. Unsec. Nts. , 3/1/25		360,000	374,400
			1,174,529

Utilities—2.0%
Electric Utilities—0.8%
DPL, Inc. , 4.35% Sr. Unsec. Nts. , 4/15/29[1]		44,000	41,231
Enel SpA, 7.75% [BPSW5+566.2] Jr. Sub. Nts. , 9/10/75[1,2]	GBP	160,000	217,097
			258,328

Gas Utilities—0.6%
AmeriGas Partners LP/AmeriGas Finance Corp. , 5.875% Sr.
Unsec. Nts. , 8/20/26		165,000	181,470

Independent Power and Renewable Electricity Producers—0.6%
YPF Energia Electrica SA, 10.00% Sr. Unsec. Nts. , 7/25/26[1]		275,000	211,715
Total Corporate Bonds and Notes (Cost $30,593,386)			30,472,782
		Shares
Preferred Stock—0.0%
Claire's Holdings LLC, 0.00%, Series A11 (Cost $3,125)		5	875

Common Stocks—0.0%
Claire's Holdings LLC[11]		20	13,000
Quicksilver Resources, Inc.[5,11]		155,000	0
Total Common Stocks (Cost $141,301)			13,000
		Units
Rights, Warrants and Certificates—0.0%
Agro Holdings, Inc. Wts. , Exp. 4/10/24[5,11] (Cost $0)		39	0

10 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

	Shares	Value
Investment Companies—14.8%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[12]	4,736,013	$4,736,013
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,000	133,450
Total Investment Companies (Cost $4,869,813)		4,869,463
Total Investments, at Value (Cost $36,656,038)	109.8%	36,258,913
Net Other Assets (Liabilities)	(9.8)	(3,235,349)
Net Assets	100.0%	$33,023,564

Footnotes to Consolidated Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$22,229,883, which represented 67.32% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
4. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
5. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
6. Interest or dividend is paid-in-kind, when applicable.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
9. Security received as the result of issuer reorganization.
10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
11. Non-income producing security.
12. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser.There were no affiliated securities held by the
Fund at period end.Transactions during the period in which the issuer was an affiliate are as follows:

11 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

				Shares
	Shares	Gross	Gross	November 30,
	May 31, 2019	Additions	Reductions	2019
Common Stock
Hexion Holdings Corp. , Cl. B	—	1,943	1,943	—

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Hexion Holdings Corp. , Cl. B	$—	$ —	$ (16,252)	$ —

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	21,010,544	57.9%
Brazil	2,182,404	6.0
Canada	1,556,619	4.3
Netherlands	1,303,097	3.6
United Kingdom	836,515	2.3
Mexico	772,994	2.1
Ireland	752,303	2.1
Ukraine	724,357	2.0
China	602,492	1.7
France	533,288	1.5
Luxembourg	523,568	1.4
Portugal	504,509	1.4
India	463,476	1.3
Switzerland	452,582	1.3
Spain	381,720	1.1
United Arab Emirates	363,563	1.0
Italy	343,376	0.9
Argentina	334,069	0.9
Japan	333,908	0.9
Turkey	315,600	0.9
Hong Kong	243,978	0.7
Cayman Islands	243,517	0.7
Russia	224,478	0.6
Nigeria	213,000	0.6
Zambia	203,000	0.6
Singapore	190,998	0.5
Israel	188,189	0.5
Mauritius	124,153	0.3
Germany	115,876	0.3
Sweden	100,666	0.3
Belgium	74,690	0.2
Australia	45,384	0.1
Total	$36,258,913	100.0%

12 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

Futures Contracts as of November 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
Euro-BOBL	Sell	12/9/19	3	EUR 444	$443,981	$94
Euro-BUND	Sell	12/13/19	2	EUR 377	376,970	(135)
Euro-Schatz	Sell	12/6/19	7	EUR 864	863,657	298
United States
Treasury Nts. , 10 yr.	Buy	3/20/20	11	USD 1,425	1,422,953	(2,258)
United States
Treasury Nts. , 5 yr.	Buy	3/31/20	16	USD 1,904	1,903,500	(907)
United States, 10
yr. Ultra	Buy	3/20/20	2	USD 285	284,438	(536)
						$(3,444)

Centrally Cleared Credit Default Swaps at November 30, 2019
				Notional	Premiums		Unrealized
	Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Reference Asset	Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
CDX. NA. HY. 33	Sell	5.000%	12/20/24	USD 1,050	$ (68,912	) $	90,868	$21,956

Glossary:
Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling

Definitions
BOBL	German Federal Obligation
BPSW5	GBP Swap 5 Year
BUND	German Federal Obligation
CDX. NA. HY. 33	Markit CDX North American High Yield
ETF	Exchange Traded Fund
EUR003M	EURIBOR 3 Month ACT/360
EUSA5	EUR Swap Annual 5 Year
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR12	London Interbank Offered Rate-Monthly
US0003M	Intercontinental Exchange London Interbank Offered Rate USD 3 Month
USISDA05	USD Intercontinental Exchange Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

13 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
	Level 1—		Level 2—	Significant
	Unadjusted		Other Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Security	$—		$243,517	$—	$243,517
Foreign Government Obligations	—		333,325	—	333,325
Corporate Loans	—		314,397	11,554	325,951
Corporate Bonds and Notes	—		30,472,782	0	30,472,782
Preferred Stock	—		875	—	875
Common Stocks	—		13,000	0	13,000
Rights, Warrants and Certificates	—		—	0	0
Investment Companies	4,869,463		—	—	4,869,463
Total Investments, at Value	4,869,463		31,377,896	11,554	36,258,913
Other Financial Instruments:
Centrally Cleared Swaps, at value	—		90,868	—	90,868
Futures contracts	392		—	—	392
Total Assets	$4,869,855		$31,468,764	$11,554	$36,350,173

Liabilities Table
Other Financial Instruments:
Futures contracts	$(3,836	) $	—	$—	$(3,836)
Total Liabilities	$(3,836	) $	—	$—	$(3,836)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

14 INVESCO OPPENHEIMER GLOBAL HIGH YIELD FUND